Deposits and Subordinated Debt (Tables)	9 Months Ended
Jul. 31, 2021
Disclosure Of Deposits [Line Items]
Summary of Deposits

	Payable on demand				Payable		Payable on
(Canadian $ in millions)	Interest bearing		Non-interest bearing		after notice		a fixed date (4)(5)		Total
	July 31, 2021	October 31, 2020	July 31, 2021	October 31, 2020	July 31, 2021	October 31, 2020	July 31, 2021	October 31, 2020	July 31, 2021	October 31, 2020
Deposits by:
Banks (1)	5,830	3,594	1,998	2,460	769	1,231	20,630	31,540	29,227	38,825
Business and government	50,810	44,111	50,659	44,258	144,468	124,813	188,817	187,497	434,754	400,679
Individuals	4,934	4,661	35,927	30,369	117,314	111,905	58,397	72,595	216,572	219,530
Total (2) (3)	61,574	52,366	88,584	77,087	262,551	237,949	267,844	291,632	680,553	659,034
Booked in:
Canada	52,667	41,855	79,560	67,873	126,999	112,543	163,465	185,655	422,691	407,926
United States	8,594	8,818	8,959	9,170	134,231	124,129	75,851	78,175	227,635	220,292
Other countries	313	1,693	65	44	1,321	1,277	28,528	27,802	30,227	30,816
Total	61,574	52,366	88,584	77,087	262,551	237,949	267,844	291,632	680,553	659,034
(1)	Includes regulated and central banks.
(2)	Includes structured notes and metals deposits designated at FVTPL (Note 6).
(3)
Included in deposits as at July 31, 2021 and October 31, 2020 are $340,368 million and $322,951 million, respectively, of deposits denominated in U.S. dollars, and $28,815 million and $32,254 million, respectively, of deposits denominated in other foreign currencies.

(4)
Includes $31,727 million of senior unsecured debt as at July 31, 2021 subject to the Bank Recapitalization
(Bail-In)
regime ($25,651 million as at October 31, 2020). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(5)
Deposits totalling $21,108 million as at July 31, 2021 ($27,353 million as at October 31, 2020) can be early redeemed (either fully or partially) by customers without penalty. As we do not expect a significant amount to be redeemed before maturity, we have classified them as payable on a fixed date.

Summary of Deposits Payable On a Fixed Date
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at July 31, 2021	140,159	71,589	28,526	240,274
As at October 31, 2020	158,475	72,186	27,799	258,460

Summary of Maturity Schedule for Deposits Greater Than One Hundred Thousand Dollars Booked In Canada
The following table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at July 31, 2021	22,423	13,274	23,840	80,622	140,159
As at October 31, 2020	18,081	29,679	28,109	82,606	158,475